UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
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Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Nelson Peltz
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
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Form 13F File Number:  28-11639
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nelson Peltz
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Title:
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Phone:     212-451-3000
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Signature, Place, and Date of Signing:

       /s/NELSON PELTZ              New York, New York            5/15/08
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          [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

            Form 13F File Number          Name
            --------------------          ----

            28-11992                      Trian Partners General Partner, LLC

            28-12040                      Trian Fund Management GP, LLC

            28-12038                      Trian Partners Parallel Fund I
                                          General Partner, LLC

            28-12037                      Trian Partners Parallel Fund II
                                          General Partner, LLC

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    1
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Form 13F Information Table Entry Total:               2
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Form 13F Information Table Value Total:          $ 15,837
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                                                (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number         Name

     01       28-11640                     Peter W. May

                           FORM 13F INFORMATION TABLE



COLUMN 1             COLUMN 2        COLUMN 3   COLUMN 4            COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
                                                 VALUE       SHARES/OR  SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)     PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE   SHARED   NONE
--------------     --------------     -----      ------      -------    ---  ----   ----------    --------   ----   ------   ----

Deerfield Cap Corp.     COM         244572301    13,867    9,835,010    SH            Defined        1            9,835,010

K12 Inc.                COM         48273U102     1,970      100,264    SH            Defined        1              100,264